August 25 Private Offering (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 01, 2021	Sep. 08, 2021	Aug. 25, 2021	May 27, 2021	Dec. 31, 2021	Aug. 03, 2020
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues		22,600,000	2,488,530	5,600,000
Shares Issued, Price Per Share		$ 8.50	$ 4.25	$ 1.25		$ 3.25
Exercise Price of Warrants	$ 6.00	$ 9.50
Warrant Term	3 years	5 years
Warrant or Right, Reason for Issuance, Description		A holder (together with its affiliates) may not exercise any portion of such holder's warrants to the extent that the holder would own more than 4.99% of the Company's outstanding common shares immediately after exercise, except that upon notice from the holder to the Company, the holder may decrease or increase the limitation of ownership of outstanding stock after exercising the holder's warrants up to 9.99% of the number of common shares outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the warrants, provided that any increase in such limitation shall not be effective until 61 days following notice to the Company	The August 2021 Warrants include a provision restricting the warrant holder from exercising it if the aggregate number of common shares held by the warrant holder equals or exceeds 4.99% of the issued and outstanding shares of the Company, calculated on a partially converted basis
Warrant, Outstanding	850,000	11,299,000
Proceeds from issuance of common shares and warrants		$ 176,300	$ 10,100	$ 6,800
OTC Hospitality Group
Class of Warrant or Right [Line Items]
Warrant, Outstanding			213,916
Payments of Stock Issuance Costs			$ 456
August 25, 2021 A
Class of Warrant or Right [Line Items]
Exercise Price of Warrants			$ 6.50		$ 6.50
Warrant Term			3 years		3 years
Warrant, Outstanding			106,958		2,595,488
August 25, 2021 B
Class of Warrant or Right [Line Items]
Exercise Price of Warrants			$ 7.50		$ 7.50
Warrant Term			3 years		3 years
Warrant, Outstanding			106,958		2,595,488